Quarterly Report
July 31, 2019
MFS®  Special Value Trust

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 56.3%
Aerospace – 0.7%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$55,000	$55,928
TransDigm, Inc., 6.5%, 7/15/2024		125,000	128,437
TransDigm, Inc., 6.5%, 5/15/2025		25,000	25,750
TransDigm, Inc., 6.25%, 3/15/2026 (n)		70,000	73,413
TransDigm, Inc., 6.375%, 6/15/2026		20,000	20,369
			$303,897
Automotive – 1.0%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$215,000	$218,429
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		10,000	10,625
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		60,000	62,738
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		95,000	96,544
			$388,336
Broadcasting – 2.5%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (z)		$45,000	$45,731
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027 (z)		30,000	30,656
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)		15,000	15,933
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		65,000	66,788
Match Group, Inc., 6.375%, 6/01/2024		105,000	110,302
Match Group, Inc., 5%, 12/15/2027 (n)		70,000	73,413
Netflix, Inc., 5.875%, 2/15/2025		210,000	228,610
Netflix, Inc., 4.875%, 4/15/2028		25,000	25,828
Netflix, Inc., 5.875%, 11/15/2028		65,000	71,338
Netflix, Inc., 3.875%, 11/15/2029 (n)	EUR	100,000	118,677
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)		$60,000	62,325
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		20,000	19,475
WMG Acquisition Corp., 5%, 8/01/2023 (n)		30,000	30,525
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		95,000	97,612
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		15,000	15,525
			$1,012,738
Building – 2.8%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$125,000	$129,375
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		105,000	111,431
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		80,000	79,200
Core & Main LP, 6.125%, 8/15/2025 (n)		85,000	87,550
HD Supply, Inc., 5.375%, 10/15/2026 (n)		165,000	173,819
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		60,000	58,500
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		45,000	46,069
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		110,000	112,585
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		69,000	65,119
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		55,000	56,374
Standard Industries, Inc., 6%, 10/15/2025 (n)		105,000	110,381
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		105,000	106,313
			$1,136,716
Business Services – 2.3%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$80,000	$82,900
CDK Global, Inc., 4.875%, 6/01/2027		125,000	129,231
Equinix, Inc., 5.75%, 1/01/2025		55,000	56,858
Equinix, Inc., 5.875%, 1/15/2026		45,000	47,799
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		75,000	82,987
First Data Corp., 5%, 1/15/2024 (n)		190,000	194,655
Iron Mountain, Inc., 4.875%, 9/15/2027		25,000	24,813
MSCI, Inc., 5.75%, 8/15/2025 (n)		60,000	62,532

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
MSCI, Inc., 4.75%, 8/01/2026 (n)		$170,000	$176,800
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		60,000	63,962
			$922,537
Cable TV – 4.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		$185,000	$188,931
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		25,000	25,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		215,000	226,494
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		70,000	73,150
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		200,000	209,500
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	220,250
DISH DBS Corp., 5.875%, 11/15/2024		45,000	41,851
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		45,000	40,374
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		150,000	138,188
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)		135,000	138,955
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		45,000	47,081
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		85,000	86,275
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		45,000	46,744
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		200,000	208,250
Videotron Ltd., 5.375%, 6/15/2024 (n)		25,000	26,750
Videotron Ltd., 5.125%, 4/15/2027 (n)		195,000	204,262
			$1,922,868
Chemicals – 1.2%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$150,000	$154,500
SPCM S.A., 4.875%, 9/15/2025 (n)		200,000	202,440
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	100,000	110,285
			$467,225
Computer Software – 0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$85,000	$86,469
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		45,000	49,754
VeriSign, Inc., 5.25%, 4/01/2025		95,000	102,600
VeriSign, Inc., 4.75%, 7/15/2027		65,000	68,376
			$307,199
Computer Software - Systems – 1.2%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$125,000	$131,719
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		70,000	72,800
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		135,000	138,049
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		120,000	124,800
			$467,368
Conglomerates – 1.9%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$60,000	$62,550
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		120,000	124,200
EnerSys, 5%, 4/30/2023 (n)		110,000	112,200
Entegris, Inc., 4.625%, 2/10/2026 (n)		95,000	96,344
Gates Global LLC, 6%, 7/15/2022 (n)		48,000	48,118
MTS Systems Corp., 5.75%, 8/15/2027 (z)		65,000	66,787
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		85,000	90,100
TriMas Corp., 4.875%, 10/15/2025 (n)		150,000	151,875
			$752,174
Construction – 0.7%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$85,000	$89,038
Toll Brothers Finance Corp., 4.875%, 11/15/2025		60,000	63,150
Toll Brothers Finance Corp., 4.35%, 2/15/2028		120,000	121,140
			$273,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$70,000	$67,375
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	95,000	99,038
Mattel, Inc., 6.75%, 12/31/2025 (n)	15,000	15,769
		$182,182
Consumer Services – 1.4%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$45,000	$46,969
Cimpress N.V., 7%, 6/15/2026 (n)	150,000	150,375
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	65,000	69,225
Matthews International Corp., 5.25%, 12/01/2025 (n)	75,000	73,500
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	45,000	48,150
Realogy Group LLC, 9.375%, 4/01/2027 (n)	65,000	56,225
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	105,000	108,644
		$553,088
Containers – 2.4%
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)	$208,750	$215,433
Berry Global Group, Inc., 5.5%, 5/15/2022	80,000	80,900
Berry Global Group, Inc., 6%, 10/15/2022	30,000	30,563
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)	60,000	56,850
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	100,000	101,520
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	40,000	41,120
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	85,000	75,437
Reynolds Group, 5.75%, 10/15/2020	48,456	48,631
Reynolds Group, 5.125%, 7/15/2023 (n)	70,000	71,225
Reynolds Group, 7%, 7/15/2024 (n)	25,000	25,875
Sealed Air Corp., 4.875%, 12/01/2022 (n)	115,000	121,441
Silgan Holdings, Inc., 4.75%, 3/15/2025	85,000	86,275
		$955,270
Electrical Equipment – 0.3%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$50,000	$45,500
CommScope Technologies LLC, 5%, 3/15/2027 (n)	105,000	88,561
		$134,061
Electronics – 0.9%
Qorvo, Inc., 5.5%, 7/15/2026	$110,000	$115,863
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	90,000	96,975
Sensata Technologies B.V., 5%, 10/01/2025 (n)	130,000	136,822
		$349,660
Emerging Market Sovereign – 1.1%
Republic of Ecuador, 10.5%, 3/24/2020 (n)	$200,000	$206,752
Republic of Ecuador, 10.75%, 1/31/2029 (n)	200,000	224,000
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	203,000	30,958
		$461,710
Energy - Independent – 1.4%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)	$195,167	$160
Callon Petroleum Co., 6.375%, 7/01/2026	75,000	73,125
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	95,000	93,575
Jagged Peak Energy LLC, 5.875%, 5/01/2026	55,000	52,250
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	100,000	100,750
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	25,000	25,188
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	85,000	87,762
Sanchez Energy Corp., 6.125%, 1/15/2023 (a)(d)	65,000	3,900
SM Energy Co., 6.75%, 9/15/2026	55,000	49,500
Whiting Petroleum Corp., 6.625%, 1/15/2026	25,000	23,563

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
WPX Energy, Inc., 5.75%, 6/01/2026	$50,000	$51,375
		$561,148
Entertainment – 1.0%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	$70,000	$66,127
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (n)	35,000	36,050
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	115,000	121,756
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	165,000	168,713
		$392,646
Financial Institutions – 1.3%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$60,000	$63,756
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	42,000	42,895
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (p)(z)	125,000	124,450
OneMain Financial Corp., 6.875%, 3/15/2025	30,000	33,557
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	150,000	162,045
Wand Merger Corp., 8.125%, 7/15/2023 (n)	95,000	98,681
		$525,384
Food & Beverages – 1.8%
Aramark Services, Inc., 4.75%, 6/01/2026	$30,000	$30,787
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	115,000	117,875
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	75,000	80,850
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	68,000	69,870
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	175,000	181,960
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	40,000	41,500
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	25,000	25,813
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	65,000	68,250
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	110,000	112,750
		$729,655
Gaming & Lodging – 3.0%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$85,000	$87,125
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	55,000	59,295
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	75,000	80,558
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	30,000	32,644
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	115,000	119,469
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	105,000	107,625
Marriott Vacations Worldwide Corp./ILG, Inc., 5.625%, 4/15/2023	90,000	90,562
MGM Growth Properties LLC, 4.5%, 9/01/2026	115,000	118,047
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	105,000	105,105
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	50,000	51,125
Scientific Games Corp., 8.25%, 3/15/2026 (n)	45,000	48,163
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	170,000	177,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	115,000	120,606
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (z)	20,000	20,500
		$1,217,836
Industrial – 0.3%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$120,000	$123,600
Insurance - Health – 0.3%
Centene Corp., 6.125%, 2/15/2024	$55,000	$57,612
Centene Corp., 5.375%, 6/01/2026 (n)	75,000	79,219
		$136,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
AssuredPartners, Inc., 7%, 8/15/2025 (n)	$120,000	$119,400
Hub International Ltd., 7%, 5/01/2026 (n)	100,000	101,687
		$221,087
Medical & Health Technology & Services – 3.7%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023	$55,000	$55,432
Avantor, Inc., 9%, 10/01/2025 (n)	100,000	110,813
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	35,000	34,570
DaVita, Inc., 5%, 5/01/2025	65,000	63,701
Encompass Health Corp., 5.75%, 9/15/2025	40,000	41,600
HCA, Inc., 7.5%, 2/15/2022	135,000	149,472
HCA, Inc., 5.375%, 2/01/2025	195,000	210,885
HCA, Inc., 5.875%, 2/15/2026	90,000	100,125
HCA, Inc., 5.625%, 9/01/2028	20,000	22,054
HealthSouth Corp., 5.125%, 3/15/2023	105,000	106,470
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	50,000	48,063
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	200,000	208,476
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	60,000	58,198
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	35,000	32,375
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	90,000	95,512
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	20,000	16,300
Tenet Healthcare Corp., 6.75%, 6/15/2023	60,000	61,575
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	75,000	68,812
		$1,484,433
Medical Equipment – 0.5%
Teleflex, Inc., 5.25%, 6/15/2024	$80,000	$82,000
Teleflex, Inc., 4.875%, 6/01/2026	30,000	31,200
Teleflex, Inc., 4.625%, 11/15/2027	85,000	88,264
		$201,464
Metals & Mining – 3.0%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$55,000	$56,925
Big River Steel LLC, 7.25%, 9/01/2025 (n)	65,000	69,225
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	198,000
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	50,000	48,250
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	198,000	208,395
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	30,000	28,725
Harsco Corp., 5.75%, 7/31/2027 (n)	65,000	66,950
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	130,000	88,400
Novelis Corp., 5.875%, 9/30/2026 (n)	150,000	155,437
Steel Dynamics, Inc., 4.125%, 9/15/2025	90,000	90,370
Steel Dynamics, Inc., 5%, 12/15/2026	65,000	67,925
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	55,000	54,516
TMS International Corp., 7.25%, 8/15/2025 (n)	85,000	81,600
		$1,214,718
Midstream – 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$20,000	$20,100
Cheniere Energy Partners LP, 5.25%, 10/01/2025	170,000	176,166
Cheniere Energy, Inc., 5.875%, 3/31/2025	200,000	220,020
DCP Midstream Operating LP, 4.95%, 4/01/2022	39,000	40,511
DCP Midstream Operating LP, 3.875%, 3/15/2023	75,000	76,031
Energy Transfer Operating Co., 5.875%, 1/15/2024	115,000	127,722
EnLink Midstream Partners LP, 4.4%, 4/01/2024	145,000	147,400
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026 (z)	20,000	21,100
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	75,000	75,844
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	40,000	41,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	$95,000	$98,800
		$1,044,894
Network & Telecom – 0.1%
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	$55,000	$55,825
Oil Services – 0.5%
Apergy Corp., 6.375%, 5/01/2026	$80,000	$81,600
Diamond Offshore Drill Co., 5.7%, 10/15/2039	140,000	95,197
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	20,000	19,550
		$196,347
Oils – 0.5%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$100,000	$103,250
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023	15,000	15,567
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	70,000	73,325
		$192,142
Pharmaceuticals – 0.8%
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)	$65,000	$65,487
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (n)	10,000	10,088
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	50,000	31,750
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	38,000	38,214
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	170,000	174,887
		$320,426
Printing & Publishing – 0.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$86,000	$85,867
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$65,000	$67,600
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	25,000	25,875
		$93,475
Real Estate - Other – 0.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$120,000	$123,366
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	60,000	63,600
		$186,966
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$85,000	$87,497
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	150,000	155,730
		$243,227
Retailers – 0.6%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$60,000	$60,780
L Brands, Inc., 5.25%, 2/01/2028	110,000	101,887
Party City Holdings, Inc., 6.625%, 8/01/2026 (n)	35,000	33,688
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	40,000	39,700
		$236,055
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$75,000	$70,875
Univar USA, Inc., 6.75%, 7/15/2023 (n)	180,000	182,700
		$253,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$55,000	$56,512
Penske Automotive Group Co., 5.5%, 5/15/2026	55,000	56,925
PetSmart, Inc., 5.875%, 6/01/2025 (n)	13,000	12,852
		$126,289
Supermarkets – 0.1%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$35,000	$35,700
Telecommunications - Wireless – 3.7%
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	$200,000	$196,008
SBA Communications Corp., 4%, 10/01/2022	120,000	121,650
SBA Communications Corp., 4.875%, 9/01/2024	115,000	118,291
SFR Group S.A., 7.375%, 5/01/2026 (n)	200,000	213,125
Sprint Corp., 7.875%, 9/15/2023	185,000	206,275
Sprint Corp., 7.125%, 6/15/2024	190,000	208,050
Sprint Nextel Corp., 6%, 11/15/2022	70,000	74,375
T-Mobile USA, Inc., 6.5%, 1/15/2024	75,000	77,719
T-Mobile USA, Inc., 5.125%, 4/15/2025	60,000	62,100
T-Mobile USA, Inc., 6.5%, 1/15/2026	70,000	74,529
T-Mobile USA, Inc., 5.375%, 4/15/2027	115,000	122,188
		$1,474,310
Telephone Services – 0.2%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$50,000	$50,681
Level 3 Financing, Inc., 5.375%, 5/01/2025	40,000	41,300
		$91,981
Utilities - Electric Power – 1.6%
Calpine Corp., 5.75%, 1/15/2025	$25,000	$24,868
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	170,000	176,324
Covanta Holding Corp., 5.875%, 3/01/2024	135,000	138,712
Covanta Holding Corp., 6%, 1/01/2027	85,000	87,762
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	120,000	121,200
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	35,000	35,165
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	46,000	46,633
		$630,664
Total Bonds		$22,666,902
Common Stocks – 41.3%
Brokerage & Asset Managers – 3.1%
BlackRock, Inc.	974	$455,520
NASDAQ, Inc.	8,161	786,476
		$1,241,996
Business Services – 4.7%
Accenture PLC, “A”	3,040	$585,443
Equifax, Inc.	4,027	560,116
Fiserv, Inc. (a)	7,033	741,489
		$1,887,048
Cable TV – 2.1%
Comcast Corp., “A”	19,308	$833,526
Chemicals – 1.6%
PPG Industries, Inc.	5,502	$645,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.0%
ICA Tenedora, S.A. de C.V. (a)	10,542	$18,462
Sherwin-Williams Co.	1,553	796,751
		$815,213
Electronics – 2.1%
Texas Instruments, Inc.	6,788	$848,568
Food & Beverages – 1.4%
Nestle S.A., ADR	5,364	$569,013
Health Maintenance Organizations – 1.3%
Cigna Corp.	2,999	$509,590
Insurance – 3.0%
Aon PLC	3,387	$640,990
Travelers Cos., Inc.	3,992	585,307
		$1,226,297
Machinery & Tools – 1.6%
Illinois Tool Works, Inc.	4,259	$656,865
Major Banks – 2.1%
JPMorgan Chase & Co.	7,370	$854,920
Medical Equipment – 4.7%
Danaher Corp.	4,408	$619,324
Medtronic PLC	6,504	663,018
Thermo Fisher Scientific, Inc.	2,138	593,680
		$1,876,022
Oil Services – 0.4%
LTRI Holdings LP (a)(u)	60	$30,347
Schlumberger Ltd.	3,317	132,581
		$162,928
Other Banks & Diversified Financials – 4.0%
Citigroup, Inc.	12,165	$865,661
U.S. Bancorp	12,751	728,720
		$1,594,381
Pharmaceuticals – 1.5%
Johnson & Johnson	4,678	$609,169
Printing & Publishing – 1.8%
Moody's Corp.	3,456	$740,759
Utilities - Electric Power – 3.9%
Duke Energy Corp.	9,043	$784,209
Southern Co.	14,235	800,007
		$1,584,216
Total Common Stocks		$16,656,391
Convertible Bonds – 0.1%
Cable TV – 0.1%
DISH Network Corp., 3.375%, 8/15/2026	$35,000	$32,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – 0.1%
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 4.984%, 3/31/2024	$22,826	$22,690
Medical & Health Technology & Services – 0.0%
DaVita Healthcare Partners, Inc., Term Loan B, 5.129%, 6/24/2021	$1,806	$1,804
Total Floating Rate Loans		$24,494
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	40	$20
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	40	5
Total Warrants				$25

Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 2.31% (v)	533,855	$533,855

Other Assets, Less Liabilities – 0.9%		377,662
Net Assets – 100.0%		$40,291,401
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $533,855 and $39,379,884, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,149,468, representing 35.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	2/11/11	$193,132	$160
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026	7/18/19	45,000	45,731
Diamond Sports Group, LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027	7/18/19	30,000	30,656
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024	7/26/19	125,000	124,450
MTS Systems Corp., 5.75%, 8/15/2027	7/11/19-7/12/19	65,423	66,787
Superior Plus LP/Superior General Partner, Inc., 7%, 7/15/2026	7/12/19-7/15/19	21,064	21,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027	7/12/19	20,305	20,500
Total Restricted Securities			$309,384
% of Net assets			0.8%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	223,087	EUR	197,495	Citibank N.A.	10/11/2019	$3,221
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	5	$587,773	September – 2019	$(3,579)
At July 31, 2019, the fund had cash collateral of $3,300 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$16,038,569	$25	$30,347	$16,068,941
Switzerland	569,013	—	—	569,013
Mexico	—	18,462	—	18,462
Non-U.S. Sovereign Debt	—	461,710	—	461,710
U.S. Corporate Bonds	—	19,029,904	—	19,029,904
Foreign Bonds	—	3,207,360	—	3,207,360
Floating Rate Loans	—	24,494	—	24,494
Mutual Funds	533,855	—	—	533,855
Total	$17,141,437	$22,741,955	$30,347	$39,913,739
Other Financial Instruments
Futures Contracts - Liabilities	$(3,579)	$—	$—	$(3,579)
Forward Foreign Currency Exchange Contracts - Assets	—	3,221	—	3,221
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/18	$53,365
Change in unrealized appreciation or depreciation	(23,018)
Balance as of 7/31/19	$30,347
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2019 is ($23,018). At July 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,805,415	$5,480,270	$6,752,025	$189	$6	$533,855
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,599	$—